BLUEPOINT INVESTMENT SERIES TRUST
350 Madison Avenue, 9th Floor
New York, NY 10017

January 31, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Bluepoint Investment Series Trust (the “Trust”)

(File Nos. 333-182771 and 811- 22723)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust’s sole series, Bluepoint Trust (the “Fund”), do not differ from those contained in the Trust’s 485(b) filing on behalf of the Fund that was filed electronically with the Securities and Exchange Commission on January 28, 2014.

Please call me at (212) 389-8713 if you have any questions regarding this filing. Thank you for your assistance regarding this matter.

Very truly yours,

By: /s/ A. Tyson Arnedt
Name: A. Tyson Arnedt
Title: Vice President and Secretary